united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Richard Malinowski

c/o Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/18

Item 1. Reports to Stockholders.

Investment Adviser
North Country Investment Advisers, Inc.
250 Glen Street
Glens Falls, NY 12801

Administrator and
Fund Accountant
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Investor Information: (888) 350- 2990

The North Country Funds

Equity Growth Fund
Intermediate Bond Fund

Semi-Annual Report
May 31, 2018

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The North Country Funds
SEMI-ANNUAL REPORT
May 31, 2018

ECONOMIC SUMMARY (Unaudited)

The U.S. economy got off to a slow start to the year, with modest GDP growth for the first quarter. However, Economists are calling for a rebound in the quarters ahead, with an overall 2018 growth rate of 2.50-3.00% forecasted. Underlying U.S. economic conditions remain strong led by a healthy job market including record employment levels and steady wage growth.

Both US and international markets have rebounded somewhat off of their February lows and are trading near even for the year. Tensions surrounding potential trade tariffs have caused concerns that the US and China may be headed towards a trade war, yet some economists are viewing the heightened concerns as an opportunity to work towards longer term negotiations.

Global economic conditions remain healthy. Increasing uncertainty regarding fixed income markets will likely have investors keeping a close eye on interest rates in the coming months. The Federal Reserve continues to indicate their desire to “normalize” interest rates over the next several years. Inflation remains near the Federal Reserve Banks target rate; however, recently inflation data has been sporadic and has some investors on edge.

We expect continued improvement in the U.S. labor market; and for inflation as measured by the Personal Consumption Expenditures Index, to stabilize near the FOMC’s 2.0% target. We expect that interest rates will trend higher over time and anticipate that the pace of any increases in the Federal Funds Target Rate will be measured.

The North Country Equity Growth Fund

For the six months and one year periods ended May 31, 2018, The North Country Equity Growth Fund returned 6.90% and 18.72% respectively while the S&P 5001 returned 3.16% and 14.38% for the corresponding time frames. On an annualized basis, the three, five, and ten year total returns for The North Country Equity Growth Fund were 11.53%, 12.95% and 7.77% versus the S&P 500 at 10.97%, 12.98% and 9.14% respectively.

The upward momentum of the U.S. equity market has slowed of late as negative headlines surrounding a potential trade war, the political landscape in the U.S. and rising interest rates have created a head wind. Economic fundamentals remain positive as does the outlook for corporate profit growth. Recently enacted tax cuts, for both corporations and individuals, are expected to be a positive influence on the economy in 2018. We believe that the U.S. equity market is reasonably valued from a historical perspective.

The North Country Equity Growth Fund began the fiscal year 2018 with an overweight in the consumer discretionary and information technology sectors relative to

[1]	The S&P 500 is an unmanaged market capitalization-weighted index of common stocks. You cannot invest directly in an index.

the S&P 500. We carried underweights in the consumer staples, real estate, telecommunications, and utilities sectors.

Growth stocks in general have outperformed value stocks over the last six and twelve months. We continue to favor growth over value and look for opportunities for stocks that offer attractive growth rates at reasonable prices. We continue to overweight consumer discretionary and information technology sectors, as growth rates and valuations remain attractive in the current environment.

The North Country Intermediate Bond Fund

For the six month and twelve month periods ending May 31, 2018, the North Country Intermediate Bond Fund returned -1.74% and -1.67% respectively while its benchmark, the Barclays U.S. Aggregate Bond Index returned -1.04% and -0.37% for the corresponding time frames. Effective April 1, 2015, The North Country Intermediate Bond Fund changed its benchmark from the Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index to the Barclays U.S. Aggregate Bond Index. The North Country Intermediate Bond Fund had annualized total returns for the three year, five year and ten year periods ending May 31, 2018 of 0.48%, 0.80%, and 2.23% while the Barclays U.S. Aggregate Bond Index returned 1.39%, 1.98%, and 3.72% for the respective time periods. The returns of the Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index for the three year, five year and ten year periods ending May 31, 2018 were 0.78%, 1.19%, and 2.74% for the respective time periods.

The North Country Intermediate Bond Fund underperformed its benchmark for the six-month and one year periods ending May 31, 2018 due to the fund maintaining an average maturity shorter than that of the Barclays U.S. Aggregate Bond Index during a period in which the U.S yield curve grew flatter as yields for bonds maturing between two to five years rose more significantly than the yields on bonds maturing between five to ten years.

For the three, five and ten year periods ending May 31, 2018 the North Country Intermediate Bond Fund underperformed its current and prior benchmark as we sought to benefit from opportunities for attractive yields in corporate bonds by maintaining an overweight in corporate bonds relative to our benchmark.

Equity Growth Fund:

Annual Fund Operating Expenses:	(As a Percentage of Net Assets)
Total Annual Operating Expenses:	1.04%

Intermediate Bond Fund:

Annual Fund Operating Expenses:	(As a Percentage of Net Assets)
Total Annual Operating Expenses:	0.89%

Average Annual Total Returns as of March 31, 2018 (Latest Calendar Quarter)

	1 Year	5 Years	10 Years

North Country Equity Growth Fund	18.07%	13.01%	8.07%

North Country Intermediate Bond Fund	-0.11%	0.71%	2.08%

Average Annual Total Returns as of May 31, 2018 (Fiscal First Half)

	1 Year	5 Years	10 Years

North Country Equity Growth Fund	18.72%	12.95%	7.77%

North Country Intermediate Bond Fund	-1.67%	0.80%	2.23%

Performance data quoted above is historical and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling 1-888-350-2990. Information provided is unaudited.

The views expressed are as May 31, 2018 and are those of the adviser, North Country Investment Advisers, Inc. The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or the North Country Funds.

Not FDIC insured. Not obligations of or guaranteed by the bank. May involve investment risks, including possible loss of the principal invested.

7172-NLD-06/22/2018

North Country Equity Growth Fund
Portfolio Summary (Unaudited)
May 31, 2018

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	98.6%	Insurance	1.5%
Internet	21.4%	Airlines	1.2%
Banks	10.9%	Electronics	1.1%
Diversified Financial Services	8.5%	Machinery-Diversified	1.1%
Retail	7.6%	Semiconductors	1.0%
Pharmaceuticals	7.6%	Aerospace/Defense	0.9%
Software	6.2%	Cosmetics/Personal Care	0.9%
Computers	4.7%	Apparel	0.7%
Oil & Gas	4.0%	Telecommunications	0.7%
Healthcare-Products	3.3%	Miscellaneous Manufacturing	0.6%
Transportation	2.5%	Commercial Services	0.4%
Biotechnology	2.4%	Oil & Gas Services	0.4%
Beverages	2.4%	Machinery-Construction & Mining	0.2%
Healthcare-Services	2.3%	Money Market Fund	1.3%
Building Materials	2.2%	Other assets less liabilities	0.1%
Chemicals	1.9%	Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Amazon.com, Inc.	6.9%	Alphabet, Inc. - Class A	3.3%
Visa, Inc.	5.1%	Domino’s Pizza, Inc.	2.9%
Apple, Inc.	4.6%	Microsoft Corp.	2.8%
Facebook, Inc.	4.5%	GrubHub, Inc.	2.4%
Netflix, Inc.	3.5%	salesforce.com, Inc.	2.4%

North Country Intermediate Bond Fund
Portfolio Summary (Unaudited)
May 31, 2018

Industries	% of Net Assets	Industries	% of Net Assets
Corporate Bonds	56.7%	Computers	1.3%
Banks	16.6%	Transportation	1.0%
Telecommunications	8.3%	REIT	0.7%
Oil & Gas	4.7%	Household Products/Wares	0.7%
Electric	4.3%	Beverages	0.6%
Insurance	3.4%	Media	0.4%
Pharmaceuticals	3.0%	Healthcare-Services	0.3%
Aerospace/Defense	3.0%	U.S. Government Agency Obligations	40.1%
Retail	2.3%	Government Agencies	40.1%
Software	2.1%	Money Market Fund	2.5%
Chemicals	2.0%	Other Assets Less Liabilities	0.7%
Food	2.0%	Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets
U.S. Treasury Inflation Protected, 0.125%, due 4/15/2022	4.8%
Federal Home Loan Bank, 2.5%, due 12/9/2022	4.0%
Federal Farm Credit Bank, 3.15%, due 4/3/2028	2.7%
Federal Home Loan Bank, 2.75%, due 12/13/2024	2.7%
Federal National Mortgage Association 2.625%, due 9/6/2024	2.7%
Wells Fargo & Co., 3.45%, due 2/13/2023	2.7%
Federal Farm Credit Bank, 2.35%, due 8/14/2024	2.6%
Federal Farm Credit Bank, 2.60%, due 5/26/2026	2.6%
Georgia Power Co., 3.25%, due 3/30/2027	2.6%
Federal National Mortgage Association, 2.125%, due 4/24/2026	2.6%

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

		Fair
Shares		Value
COMMON STOCK - 98.6%
Aerospace/Defense - 0.9%
750	Boeing Co.	$264,120
7,800	United Technologies Corp.	973,596
		1,237,716
Airlines - 1.2%
30,000	Southwest Airlines Co.	1,532,400

Apparel - 0.7%
13,400	NIKE, Inc.	962,120

Banks - 10.9%
100,385	Bank of America Corp.	2,915,180
25,000	BB&T Corp.	1,312,500
20,000	Capital One Financial Corp.	1,880,000
9,000	Goldman Sachs Group, Inc.	2,032,920
24,700	JPMorgan Chase & Co.	2,643,147
55,000	Morgan Stanley	2,757,700
14,800	US BanCorp.	739,852
		14,281,299
Beverages - 2.4%
34,000	Monster Beverage Corp. *	1,739,440
14,200	PepsiCo, Inc.	1,423,550
		3,162,990
Biotechnology - 2.4%
12,500	Amgen, Inc.	2,245,250
11,000	Celgene Corp. *	865,480
		3,110,730
Building Materials - 2.2%
55,000	Masco Corp.	2,049,850
7,100	Vulcan Materials Co.	906,954
		2,956,804
Chemicals - 1.9%
1,500	Chemours Co.	73,485
3,000	International Flavors & Fragrances, Inc.	366,390
3,300	Praxair, Inc.	515,658
4,000	Sherwin-Williams Co.	1,517,000
		2,472,533
Commercial Services - 0.4%
3,900	Ecolab, Inc.	556,179

Computers - 4.7%
32,700	Apple, Inc.	6,110,649

Cosmetics/Personal Care - 0.9%
15,500	Procter & Gamble Co.	1,134,135
		Fair
Shares		Value

Diversified Financial Services - 8.5%
3,570	BlackRock, Inc.	$1,907,201
17,000	Charles Schwab Corp.	945,540
23,650	Intercontinental Exchange, Inc.	1,676,549
51,200	Visa, Inc.	6,692,864
		11,222,154
Electronics - 1.1%
10,000	Honeywell International, Inc.	1,479,100

Healthcare-Products - 3.3%
14,750	Abbott Laboratories	907,568
5,000	Danaher Corp.	496,400
11,000	Stryker Corp.	1,914,220
5,000	Thermo Fisher Scientific, Inc.	1,041,350
		4,359,538
Healthcare-Services - 2.3%
12,500	UnitedHealth Group, Inc.	3,018,875

Insurance - 1.5%
10,000	Berkshire Hathaway, Inc. *	1,915,300

Internet - 21.4%
4,000	Alphabet, Inc. - Class A *	4,400,000
5,575	Amazon.com, Inc. *	9,085,131
30,600	Facebook, Inc. *	5,868,468
30,000	GrubHub, Inc. *	3,216,300
13,000	Netflix, Inc. *	4,570,800
30,000	Twitter, Inc. *	1,041,000
		28,181,699
Machinery-Construction & Mining - 0.2%
1,600	Caterpillar, Inc.	243,056

Machinery-Diversified - 1.1%
10,000	Cummins, Inc.	1,423,900

Miscellaneous Manufacturing - 0.6%
4,300	3M Co.	848,089

Oil & Gas - 4.0%
7,000	Anadarko Petroleum Corp.	488,600
12,500	Chevron Corp.	1,553,750
14,000	Exxon Mobil Corp.	1,137,360
18,000	Phillips 66	2,096,820
		5,276,530

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

		Fair
Shares		Value
COMMON STOCK - 98.6% (Continued)
Oil & Gas Services - 0.4%
7,650	Schumberger Ltd.	$525,325

Pharmaceuticals - 7.6%
12,800	AbbVie, Inc.	1,266,432
20,000	AmerisourceBergen Corp.	1,642,800
16,000	CVS Health Corp.	1,014,240
18,500	Johnson & Johnson	2,212,970
27,900	Merck & Co., Inc.	1,660,887
52,000	Pfizer, Inc.	1,868,360
3,500	Zoetis, Inc.	292,950
		9,958,639
Retail - 7.6%
5,100	Costco Wholesale Corp.	1,011,024
15,000	Domino’s Pizza, Inc.	3,772,200
8,800	Home Depot, Inc.	1,641,640
15,200	Starbucks Corp.	861,384
7,550	TJX Cos., Inc.	681,916
3,500	Walmart, Inc.	2,005,722
		9,973,886
Semiconductors - 1.0%
5,000	NVIDIA Corp.	1,260,950

Software - 6.2%
18,000	Activision Blizzard, Inc.	1,276,380
37,800	Microsoft Corp.	3,736,152
24,100	salesforce.com, Inc. *	3,116,853
		8,129,385
		Fair
Shares		Value

Telecommunications - 0.7%
5,200	AT&T, Inc.	$168,064
15,000	Verizon Communications, Inc.	715,050
		883,114
Transportation - 2.5%
9,000	FedEx Corp.	2,242,080
9,000	United Parcel Service, Inc.	1,045,080
		3,287,160

TOTAL COMMON STOCK (Cost - $63,011,839)		129,504,255

MONEY MARKET FUND - 1.3%
1,715,657	BlackRock Liquidity Funds Treasury
	Trust Fund - Institutional Shares, 1.62% (a)	1,715,657
TOTAL MONEY MARKET FUND		1,715,657
(Cost - $1,715,657)

TOTAL INVESTMENTS - 99.9%
(Cost - $64,727,496)		$131,219,912
Other assets less liabilities - 0.1%		153,251
TOTAL NET ASSETS - 100.0%		$131,373,163

*	Non-income producing security.

(a)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2018.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

Principal		Fair
Amount		Value
CORPORATE BONDS - 56.7%
Aerospace / Defense - 3.0%
	Boeing Co.
$250,000	2.25%, due 6/15/2026	$229,264
1,000,000	3.25%, due 3/1/2028	987,144
	General Dynamics Corp.
500,000	2.25%, due 11/15/2022	480,716
	Lockheed Martin Corp.
500,000	3.35%, due 9/15/2021	503,307
		2,200,431
Banks - 16.6%
	Bank of America Corp.
1,000,000	4.00%, due 1/22/2025	991,601
500,000	4.183%, due 11/25/2027	490,678
	Bank of NY Mellon Corp.
1,000,000	3.25%, due 5/16/2027	969,031
	CitiGroup, Inc.
500,000	4.45%, due 9/29/2027	495,897
	Goldman Sachs Group, Inc.
500,000	3.625%, due 1/22/2023	500,169
500,000	3.85%, due 1/26/2027	485,682
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	992,310
1,000,000	3.125%, due 1/23/2025	959,743
500,000	3.30%, due 4/1/2026	479,731
	Morgan Stanley
500,000	5.50%, due 7/28/2021	532,009
1,000,000	3.625%, due 1/20/2027	968,022
500,000	3.95%, due 4/23/2027	483,419
	US BanCorp.
500,000	3.60%, due 9/11/2024	496,419
500,000	3.10%, due 4/27/2026	472,740
	Wells Fargo & Co.
2,000,000	3.45%, due 2/13/2023	1,969,166
1,000,000	3.00%, due 2/19/2025	945,890
		12,232,507
Beverages - 0.6%
	Coca-Cola Co.
500,000	2.55%, due 6/1/2026	469,015
Chemicals - 2.0%
	Air Products & Chemicals, Inc.
500,000	3.00%, due 11/3/2021	500,009
500,000	2.75%, due 2/3/2023	490,154
	Praxair, Inc.
500,000	2.45%, due 2/15/2022	489,798
		1,479,961
Principal		Fair
Amount		Value
Computers - 1.3%
	Apple, Inc.
$1,000,000	2.90%, due 9/12/2027	$950,490

Electric - 4.3%
	Duke Energy Corp.
1,000,000	3.55%, due 9/15/2021	1,007,761
	Duke Energy Florida LLC
250,000	3.10%, due 8/15/2021	250,884
	Georgia Power Co.
2,000,000	3.25%, due 3/30/2027	1,907,163
		3,165,808
Food - 2.0%
	Campbell Soup Co.
1,000,000	4.15%, due 3/15/2028	960,018
	Kroger Co.
500,000	3.30%, due 1/15/2021	502,324
		1,462,342
Healthcare-Services - 0.3%
	UnitedHealth Group, Inc.
250,000	4.70%, due 2/15/2021	260,291

Household Products/Wares - 0.7%
	Kimberly-Clark Corp.
500,000	2.40%, due 3/1/2022	487,034

Insurance - 3.4%
	Aflac, Inc.
1,000,000	4.00%, due 2/15/2022	1,024,478
	American International Group, Inc.
1,000,000	3.90%, due 4/1/2026	978,449
	MetLife, Inc.
500,000	3.00%, due 3/1/2025	478,206
		2,481,133
Media - 0.4%
	Walt Disney Co.
300,000	3.15%, due 9/27/2025	295,352

Oil & Gas - 4.7%
	BP Capital Markets PLC
1,000,000	2.75%, due 5/10/2023	973,272
1,000,000	3.535%, due 11/4/2024	1,003,456
500,000	3.017%, due 1/16/2027	475,300
	Occidental Petroleum Corp.
1,000,000	3.40%, due 4/15/2026	983,338
		3,435,366

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

Principal		Fair
Amount		Value
CORPORATE BONDS - 56.7% (Continued)
Pharmaceuticals - 3.0%
	CVS Health Corp.
$1,000,000	4.30%, due 3/25/2028	$996,964
	Merck & Co., Inc.
1,000,000	2.80%, due 5/18/2023	985,111
	Pfizer, Inc.
250,000	2.75%, due 6/3/2026	237,337
		2,219,412
REIT - 0.7%
	Simon Property Group LP
500,000	3.375%, due 6/15/2027	482,878

Retail - 2.3%
	Lowe’s Cos, Inc.
1,000,000	3.10%, due 5/3/2027	957,826
	McDonald’s Corp.
500,000	2.625%, due 1/15/2022	494,207
	Target Corp.
250,000	2.50%, due 4/15/2026	231,077
		1,683,110
Software - 2.1%
	Oracle Corp.
1,000,000	3.625%, due 7/15/2023	1,021,705
500,000	3.40%, due 7/8/2024	500,008
		1,521,713
Telecommunications - 8.3%
	AT&T, Inc.
1,800,000	3.00%, due 2/15/2022	1,772,097
1,000,000	3.60%, due 2/17/2023	994,857
	Cisco Systems, Inc.
1,000,000	3.50%, due 6/15/2025	1,008,774
	Verizon Communications, Inc.
500,000	4.60%, due 4/1/2021	520,072
1,000,000	5.15%, due 9/15/2023	1,076,605
500,000	4.15%, due 3/15/2024	510,610
	Vodafone Group PLC
250,000	4.375%, due 3/16/2021	257,750
		6,140,765
Transportation - 1.0%
	Union Pacific Corp.
500,000	2.75%, due 4/15/2023	488,180
Principal		Fair
Amount		Value
Transportation - 1.0% (Continued)
	United Parcel Service, Inc.
$250,000	3.125%, due 1/15/2021	$251,821
		740,001
TOTAL CORPORATE BONDS
(Cost - $42,964,767)		41,707,609

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.1%
Government Agencies - 40.1%
	Federal Farm Credit Bank
2,000,000	2.35%, due 8/14/2024	1,945,122
750,000	2.62%, due 11/17/2025	730,389
500,000	2.57%, due 5/11/2026	474,077
2,000,000	2.60%, due 5/26/2026	1,908,382
1,500,000	2.09%, due 9/8/2026	1,380,890
500,000	2.59%, due 8/2/2027	477,685
1,000,000	2.875%, due 1/18/2028	974,950
2,000,000	3.15%, due 4/3/2028	1,993,262
	Federal Home Loan Bank
500,000	2.375%, due 9/10/2021	496,965
500,000	3.00%, due 9/10/2021	505,881
1,000,000	2.625%, due 12/10/2021	991,492
500,000	2.375%, due 6/10/2022	493,808
1,000,000	2.00%, due 9/9/2022	971,985
3,000,000	2.50%, due 12/9/2022	2,974,639
2,000,000	2.75%, 12/13/2024	1,981,336
1,000,000	2.625%, 9/12/2025	970,771
1,000,000	2.60%, due 12/4/2025	965,593
500,000	2.70%, due 12/29/2025	485,881
500,000	2.375%, due 9/10/2027	471,246
	Federal Home Loan Mortgage Corp.
1,000,000	2.00%, due 12/10/2021	978,858
	Federal National Mortgage Association
2,000,000	2.625%, due 9/6/2024	1,975,815
2,000,000	2.125%, due 4/24/2026	1,883,615
	U.S. Treasury Inflation Protected
3,500,000	0.125%, due 4/15/2022	3,526,546
		29,559,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $30,612,194)		29,559,188

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

		Fair
Shares		Value
MONEY MARKET FUND - 2.5%

	BlackRock Liquidity Funds Treasury
1,846,948	Trust Fund - Institutional Shares, 1.62% (a)	$1,846,948
TOTAL MONEY MARKET FUND (Cost - $1,846,948)

TOTAL INVESTMENTS - 99.3%
(Cost - $75,423,909)	$73,113,745
Other assets less liabilities - 0.7%	531,172
TOTAL NET ASSETS - 100.0%	$73,644,917

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2018.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	Equity	Intermediate
	Growth Fund	Bond Fund
ASSETS:
Investments in securities, at fair value (Cost $64,727,496 and $75,423,909 respectively)	$131,219,912	$73,113,745
Receivable for fund shares sold	17,173	1,056
Dividends and interest receivable	234,690	547,767
Prepaid expenses and other assets	31,472	30,502
Total Assets	131,503,247	73,693,070

LIABILITIES:
Accrued advisory fees	82,431	31,105
Payable for fund shares redeemed	16,111	—
Accrued trustee fees	—	472
Payable to related parties	15,252	194
Accrued expenses and other liabilities	16,290	16,382
Total Liabilities	130,084	48,153
Net Assets	$131,373,163	$73,644,917

NET ASSETS CONSIST OF:
Paid in capital	$57,306,095	$76,116,599
Accumulated net investment income	183,822	14,781
Accumulated net realized gain (loss) from investment transactions	7,390,830	(176,299)
Net unrealized appreciation (depreciation) on investments	66,492,416	(2,310,164)
Net Assets	$131,373,163	$73,644,917

Shares outstanding (unlimited number of shares authorized; no par value)	6,959,232	7,442,225

Net asset value, offering and redemption price per share ($131,373,163/6,959,232 and $73,644,917/7,442,225, respectively)	$18.88	$9.90

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2018 (Unaudited)

	Equity	Intermediate
	Growth Fund	Bond Fund
INVESTMENT INCOME:
Interest	$20,023	$997,258
Dividends	829,044	—
Total investment income	849,067	997,258

EXPENSES:
Investment advisory fees	478,333	182,521
Administration and fund accounting fees	88,905	58,955
Transfer agency fees	14,370	13,343
Legal fees	13,150	15,507
Trustees’ fees	8,990	5,472
Chief Compliance Officer fees	7,979	4,039
Audit fees	7,771	7,771
Printing expense	7,453	5,014
Registration and filing fees	5,984	5,984
Custody fees	5,984	3,532
Insurance expense	3,740	2,022
Miscellaneous expenses	997	997
Total expenses	643,656	305,157

Net expenses	643,656	305,157

Net investment income	205,411	692,101

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) from investment transactions	7,391,384	(176,299)
Net change in unrealized appreciation (depreciation) of investments	733,093	(1,853,660)
Net realized and unrealized gain (loss) on investments	8,124,477	(2,029,959)

Net increase (decrease) in net assets resulting from operations	$8,329,888	$(1,337,858)

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2018	November 30, 2017
	(Unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$205,411	$473,481
Net realized gain from investment transactions	7,391,384	7,711,592
Net change in unrealized appreciation	733,093	18,310,273
Net increase in net assets resulting from operations	8,329,888	26,495,346

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.07 and $0.07 per share, respectively)	(494,630)	(526,300)
Distributions from net realized gains on investments ($1.14 and $0.26 per share, respectively)	(7,706,914)	(1,996,231)
Total distributions to shareholders	(8,201,544)	(2,522,531)

CAPITAL SHARE TRANSACTIONS (Note 4)	3,541,589	(16,507,969)

Net increase in net assets	3,669,933	7,464,846

NET ASSETS:
Beginning of period	127,703,230	120,238,384

End of period (including undistributed net investment income of $183,822 and $473,041, respectively)	$131,373,163	$127,703,230

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2018	November 30, 2017
	(Unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$692,101	$1,227,258
Net realized gain (loss) from investment transactions	(176,299)	75,779
Net change in unrealized appreciation (depreciation)	(1,853,660)	183,267
Net increase (decrease) in net assets resulting from operations	(1,337,858)	1,486,304

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.11 and $0.18 per share, respectively)	(684,417)	(1,300,550)

CAPITAL SHARE TRANSACTIONS (Note 4)	1,765,542	(4,849,517)

Net decrease in net assets	(256,733)	(4,663,763)

NET ASSETS:
Beginning of period	73,901,650	78,565,413

End of period (including undistributed net investment income of $14,781 and $7,097, respectively)	$73,644,917	$73,901,650

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$18.87		$15.54	$16.00	$16.21	$14.77	$11.37
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.03		0.07	0.06	0.06	0.06	0.10
Net realized and unrealized gains on investments	1.19		3.59	0.27	0.84	1.79	3.31
Total from investment operations	1.22		3.66	0.33	0.90	1.85	3.41
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)		(0.07)	(0.05)	(0.06)	(0.10)	(0.01)
Distribution from net realized gains from security transactions	(1.14)		(0.26)	(0.74)	(1.05)	(0.31)	—
Total distributions	(1.21)		(0.33)	(0.79)	(1.11)	(0.41)	(0.01)
Net asset value, end of period	$18.88		$18.87	$15.54	$16.00	$16.21	$14.77
Total return (2)	6.90	% (4)	23.96%	2.33%	6.24%	12.93%	30.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$131,373		$127,703	$120,238	$129,708	$124,993	$119,705
Ratios to average net assets:
Expenses	1.01	% (3)	1.03%	1.03%	1.02%	1.03%	1.02%
Net investment income	0.32	% (3)	0.39%	0.43%	0.36%	0.41%	0.80%
Portfolio turnover rate	19	% (4)	12%	21%	28%	29%	41%

(1)	Net investment income per share is based on average shares outstanding during the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2018		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$10.17		$10.14	$10.18	$10.31	$10.25	$10.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.09		0.17	0.17	0.18	0.19	0.23
Net realized and unrealized gains (losses) on investments	(0.25)		0.04	(0.04)	(0.14)	0.06	(0.33)
Total from investment operations	(0.16)		0.21	0.13	0.04	0.25	(0.10)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)		(0.18)	(0.17)	(0.17)	(0.19)	(0.22)
Total distributions	(0.11)		(0.18)	(0.17)	(0.17)	(0.19)	(0.22)
Net asset value, end of period	$9.90		$10.17	$10.14	$10.18	$10.31	$10.25
Total return (2)	(1.74	)% (4)	2.08%	1.25%	0.42%	2.44%	(0.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$73,645		$73,902	$78,565	$76,001	$66,033	$60,442
Ratios to average net assets:
Expenses, before waiver	0.84	% (3)	0.88%	0.84%	0.84%	0.88%	0.86%
Expenses, after waiver	0.84	% (3)	0.88%	0.82%	0.81%	0.88%	0.86%
Net investment income	1.90	% (3)	1.67%	1.65%	1.72%	1.85%	2.17%
Portfolio turnover rate	14	% (4)	18%	31%	51%	25%	29%

(1)	Net investment income per share is based on average shares outstanding during the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2018

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the “Growth Fund”) and the North Country Intermediate Bond Fund (the “Bond Fund”, and together with the Growth Fund, the “Funds”). The Growth Fund’s principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust’s Fair Value Committee (the “Committee”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security’s fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2018, in valuing the Funds’ assets carried at fair value.

North Country Equity Growth Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock **	$129,504,255	$—	$—	$129,504,255
Money Market Fund	1,715,657	—	—	1,715,657
Total	$131,219,912	$—	$—	$131,219,912

North Country Intermediate Bond Fund:

Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds**	$—	$41,707,609	$—	$41,707,609
U.S. Government Agency Obligations	—	29,559,188	—	29,559,188
Money Market Fund	1,846,948	—	—	1,846,948
Total	$1,846,948	$71,266,797	$—	$73,113,745

*	The Funds did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2015 to November 30, 2017, or expected to be taken in the Fund’s November 30, 2018 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended May 31, 2018, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and New York State.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Dividends and Distributions – The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Most expenses of the Trust can be directly attributed to a Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Growth Fund and Bond Fund, respectively. For the six months ended May 31, 2018, the Adviser received advisory fees of $478,333 from the Growth Fund and $182,521 from the Bond Fund.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for each Fund and distributor for each Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2018, there were an unlimited number of shares authorized with no par value. Paid in capital for the Growth Fund and Bond Fund amounted to $57,306,095 and $75,693,198, respectively.

Transactions in capital shares were as follows:

Growth Fund:

	For the six months		For the year
	ended		ended
	May 31, 2018		November 30, 2017
	Shares	Amount	Shares	Amount

Shares sold	547,898	$10,087,310	639,762	$10,679,609
Shares issued for reinvestment of dividends	89,934	1,598,135	29,274	457,558
Shares redeemed	(444,603)	(8,143,856)	(1,638,745)	(27,645,137)
Net increase (decrease)	193,229	$3,541,589	(969,709)	$(16,507,970)

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Bond Fund:

	For the six months		For the year
	ended		ended
	May 31, 2018		November 30, 2017
	Shares	Amount	Shares	Amount

Shares sold	754,955	$7,531,117	1,184,246	$12,081,466
Shares issued for reinvestment of dividends	3,312	33,001	7,250	73,813
Shares redeemed	(579,409)	(5,798,576)	(1,677,402)	(17,004,796)
Net increase (decrease)	178,858	$1,765,542	(485,906)	$(4,849,517)

NOTE 5. INVESTMENTS

Investment transactions, excluding short-term securities, for the six months ended May 31, 2018 were as follows:

		Bond Fund
		Excluding U.S.	U.S.
		Government	Government
	Growth Fund	Securities	Securities
Purchases	$23,893,494	$4,931,758	$7,463,313

Sales	$23,655,806	$2,576,190	$7,411,080

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$64,727,496	$66,878,399	$(385,983)	$66,492,416
Intermediate Bond	75,423,909	48,610	(2,358,774)	(2,310,164)

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2017 and fiscal year ended November 30, 2016 was as follows:

	For the year ended November 30, 2017:

	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Growth Fund	$526,300	$1,996,231	$2,522,531
Bond Fund	1,300,550	—	1,300,550

	For the year ended November 30, 2016:

	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Growth Fund	$604,535	$5,800,944	$6,405,479
Bond Fund	1,318,863	—	1,318,863

As of November 30, 2017, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-Term	Appreciation/	Accumulated
Fund	Income	Capital Gains	(Depreciation)	Earnings
Growth Fund	$954,483	$7,224,918	$65,759,323	$73,938,724
Bond Fund	7,097	—	(456,504)	(449,407)

As of November 30, 2017, the Bond Fund had expired capital loss carry forwards of $423,401. The Bond Fund utilized $75,779 in capital losses in the current fiscal year.

Permanent book and tax differences, primarily attributable to the tax adjustment for the expiration of capital loss carryforwards resulted in reclassifications for the Funds for the fiscal year ended November 30, 2017 as follows:

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

	Paid	Undistributed
	In	Long-Term
Fund	Capital	Gains (Loss)
Growth Fund	$—	$—
Bond Fund	(423,401)	423,401

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of May 31, 2018, SEI Private Trust, an account holding shares for the benefit of others in nominee name, held approximately 87% of the voting securities of the Growth Fund and approximately 96% of the Bond Fund.

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) held on January 23, 2018, a majority of the Board, including a majority of trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), unanimously approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between North Country Investment Advisers, Inc. (“NCIA” or the “Adviser”) and the Funds. Fund counsel discussed with the Board its fiduciary responsibility to shareholders and the importance of assessing certain specific factors in its deliberations. Prior to the Meeting, the Adviser provided the Board with a number of written materials, including information relating to: a) the terms of the Advisory Agreement and fee arrangements with the Funds; b) the Adviser’s management and investment personnel; c) the financial condition and stability of the Adviser; d) data comparing each Fund’s fees, operating expenses and performance with that of a group of mutual funds in the same category, as determined by Lipper, Inc., that the Funds’ Administrator determined were similar in size to the Funds (each, a “Peer Group”); and e) past performance of each Fund as compared to its respective benchmark. In addition, the Board engaged in in-person discussions with representatives of the Adviser. The Board also met outside the presence of the Adviser to consider this matter and consulted with independent counsel and the Funds’ Chief Compliance Officer.

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board, the Board’s discussions with key personnel of the Adviser, and the Board’s deliberations. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Board, including the Independent Trustees, reviewed the qualifications of the Adviser’s key personnel, including the experience of the Funds’ portfolio managers, and agreed that sharing resources with its parent bank is a positive aspect of the Adviser’s services to the Funds. The Trustees discussed their satisfaction with the Adviser’s compliance program and noted the financial strength and stability of the Adviser. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage the Funds and concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Performance of the Adviser. The Independent Trustees discussed in detail the information provided to them regarding each Fund’s performance compared both to its benchmarks and the arithmetic average of the total return of the thirty largest funds in its Lipper category, over various time periods ended December 31, 2017. The Trustees noted that the Bond Fund underperformed its Lipper category average for the 1-, 3-, 5- and 10-year periods ended December 31, 2017. The Trustees further noted that as of December 31, 2017, the Bond Fund underperformed the Barclays US Aggregate Bond Index (the “Barclay Index”) and outperformed the Bank of America ML Government Corporate 1-10 A Index (the “BofA Index”) for the 1- and 3-year periods, and underperformed both Indexes for the 5- and 10-year periods. The Trustees took into account that the Bond Fund’s portfolio had been slightly altered

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

when the Fund’s primary benchmark was changed to the Barclay Index on April 1, 2015 and that for the quarter ended December 31, 2017, the Bond Fund underperformed the Barclay Index and outperformed the BofA Index. The Trustees noted that the Growth Fund had underperformed its Lipper category average for the 1-, 5- and 10-year periods and was just under the Lipper category average for the 3-year period. The Trustees further noted that as of December 31, 2017, the Growth Fund underperformed the Lipper Large Cap Growth Index (“Lipper LCG Index”) for the 1-, 3 , 5 - - and 10- year periods; outperformed the S&P 500 Index (the “S&P”) for the 1-year period and underperformed the S&P for the 3-, 5- and 10-year periods. The Trustees took into account that for the quarter ended December 31, 2017, the Growth Fund outperformed both the Lipper LCG Index and the S&P. The Trustees also considered that the Funds’ performance reflects, in part, the conservative manner in which they are managed and concluded that the investment performance of each Fund was sufficient to warrant continuation of the Advisory Agreement.

Cost of Services. With regard to cost of services and fees and expenses, the Trustees reviewed comparative fees charged by advisers to the Peer Group. The Trustees noted that the Bond Fund’s effective management fee was the highest of the Peer Group, while net expenses as of November 30, 2017 were higher than the average for the Peer Group. The Trustees also noted that as of November 30, 2017, the Growth Fund’s effective management fee was higher than the average for the Peer Group, while net expenses were lower than the average for the Peer Group.

The Trustees agreed to monitor NCIA’s estimated profitability with respect to the Bond Fund and the Bond Fund’s performance. Overall, the Trustees concluded that the cost of the services provided by the Adviser is within a reasonable range and supported continuation of the Advisory Agreement.

Profitability. Trustees considered the Adviser’s profits realized in connection with the operation of the Funds. The Trustees noted that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Funds. The Independent Trustees considered that NCIA had voluntarily limited the overall expense ratio of each Fund from its inception through the fiscal year ended November 30, 2009 and noted that the Funds are continuing to operate within those limitations. The Trustees concluded that, based on the quality of services provided, the profitability of the Adviser’s relationship with the Funds warranted continuation of the Advisory Agreement.

Economies of Scale. The Trustees noted that the Adviser represented that certain efficiencies may be realized when the level of assets under management in each Fund nears $500 million. The Trustees concluded that they would re-visit the issue of economies of scale following any significant growth in Fund assets or other change in circumstances.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and with the assistance of independent legal counsel, the Board concluded that the overall arrangements provided under the terms of the Advisory Agreement were reasonable, and that continuance of the Advisory Agreement was in the best interests of the Funds’ shareholders.

THE NORTH COUNTRY FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2017 and held until May 31, 2018.

Actual Expenses: The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense	Expenses Paid During
	Account Value	Account Value	Ratio	the Period*
	(12/1/17)	(5/31/18)	(Annualized)	(12/1/17 – 5/31/18)
Equity Growth Fund
Actual	$1,000.00	$1,069.00	1.01%	$5.20
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.90	1.01%	$5.08
Intermediate Bond Fund
Actual	$1,000.00	$982.60	0.84%	$4.13
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.76	0.84%	$4.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-350-2990.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/ s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/6/18

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer

Date 8/6/18